Investments	9 Months Ended
Sep. 30, 2014
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

(a) Available-for-Sale Securities

The cost, fair value, and gross unrealized gains and losses on available-for-sale securities were as follows:

September 30, 2014	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities:
Common stock	$48,744	$22	$(87)	$48,679
Preferred stock	7,802	—	(326)	7,476
Fixed maturities:
U.S. Treasury	42,602	1,125	(12)	43,715
States and political subdivisions bonds	168,352	3,720	(571)	171,501
Residential mortgage-backed securities	476,705	6,829	(2,244)	481,290
Corporate bonds	836,511	32,133	(4,759)	863,885
Federal agency	1,210	—	—	1,210
Asset-backed other securities	5,458	—	—	5,458
Foreign government	6,214	—	(307)	5,907
Commercial mortgage-backed securities	81,539	653	—	82,192
Subtotal	$1,675,137	$44,482	$(8,306)	$1,711,313
Less: Securities pledged	100,177	1,614	(859)	100,932
Total	$1,574,960	$42,868	$(7,447)	$1,610,381
NGHC	$1,342,623	$42,868	$(7,447)	$1,378,044
Reciprocal Exchanges	232,337	—	—	232,337
Total	$1,574,960	$42,868	$(7,447)	$1,610,381

December 31, 2013	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities:
Common stock	$1,939	$—	$—	$1,939
Preferred stock	5,000	—	(652)	4,348
Fixed maturities:
U.S. Treasury and Federal agencies	30,655	920	—	31,575
States and political subdivisions bonds	101,105	1,681	(3,202)	99,584
Residential mortgage-backed securities	272,820	4,136	(7,527)	269,429
Corporate bonds	477,442	21,397	(7,044)	491,795
Commercial mortgage-backed securities	8,179	—	(51)	8,128
Subtotal	$897,140	$28,134	$(18,476)	$906,798
Less: Securities pledged	133,013	3,884	(2,975)	133,922
Total	$764,127	$24,250	$(15,501)	$772,876

The amortized cost and fair value of available-for-sale debt securities held as of September 30, 2014, by contractual maturity, are shown in the table below. Actual maturities may differ from contractual maturities because some borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	NGHC		Reciprocal Exchanges		Total
September 30, 2014	Cost or Amortized Cost	Fair Value	Cost or Amortized Cost	Fair Value	Cost or Amortized Cost	Fair Value
Due in one year or less	$12,373	$12,455	$12,843	$12,843	$25,216	$25,298
Due after one year through five years	153,861	161,986	31,275	31,275	185,136	193,261
Due after five years through ten years	661,786	682,755	64,825	64,825	726,611	747,580
Due after ten years	77,327	79,480	40,599	40,599	117,926	120,079
Mortgage-backed securities	483,659	488,897	80,043	80,043	563,702	568,940
Total	$1,389,006	$1,425,573	$229,585	$229,585	$1,618,591	$1,655,158

(b) Investment Income

The components of net investment income consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Interest
Cash and short term investments	$11	$6	$28	$11
Fixed maturities	13,858	9,036	35,537	24,751
Reverse Repurchase Agreements	—	—	—	61
Investment Income	13,869	9,042	35,565	24,823
Investment expense	(106)	(564)	(1,135)	(2,492)
Repurchase Agreements interest expense	(66)	(39)	(198)	(238)
Net Investment Income	$13,697	$8,439	$34,232	$22,093
NGHC	$13,697	$8,439	$34,232	$22,093
Reciprocal Exchanges	—	—	—	—
Net Investment Income	$13,697	$8,439	$34,232	$22,093

(c) Realized Gains and Losses

Proceeds from sales of fixed maturity and equity securities during the nine months ended September 30, 2014 and 2013 were $193,749 and $229,021, respectively.

The tables below indicate the gross realized gains and losses for the three and nine months ended September 30, 2014 and 2013.

Three Months Ended September 30, 2014	Gross Gains	Gross Losses	Net Gains (Losses)
Equity securities	$—	$(505)	$(505)
Fixed maturity securities	152	(204)	(52)
Other	—	(561)	(561)
Equity & other securities	$152	$(1,270)	$(1,118)
NGHC	$152	$(1,270)	$(1,118)
Reciprocal Exchanges	—	—	—
Equity & other securities	$152	$(1,270)	$(1,118)

Three Months Ended September 30, 2013	Gross Gains	Gross Losses	Net Gains (Losses)
Fixed maturity securities	$585	$(69)	$516

Nine Months Ended September 30, 2014	Gross Gains	Gross Losses	Net Gains (Losses)
Equity securities	$—	$(505)	$(505)
Fixed maturity securities	152	(204)	(52)
Other	—	(561)	(561)
Equity & other securities	$152	$(1,270)	$(1,118)
NGHC	$152	$(1,270)	$(1,118)
Reciprocal Exchanges	—	—	—
Equity & other securities	$152	$(1,270)	$(1,118)

Nine Months Ended September 30, 2013	Gross Gains	Gross Losses	Net Gains (Losses)
Fixed maturity securities	$6,971	$(5,508)	$1,463

(d) Unrealized Gains and Losses

Unrealized gains (losses) on fixed maturity securities, equity securities and securities sold but not yet purchased consisted of the following:

September 30, 2014
Net unrealized loss on common stock	$(65)
Net unrealized loss on preferred stock	(326)
Net unrealized gains on fixed maturity securities	36,902
Deferred income tax expense	(12,776)
Net unrealized gains, net of deferred income tax expense	$23,735
NGHC	$23,735
Reciprocal Exchanges	—
Net unrealized gains, net of deferred income tax expense	$23,735

Change in net unrealized gains, net of deferred income tax expense	$16,675

December 31, 2013
Net unrealized loss on preferred stock	$(652)
Net unrealized gains on fixed maturity securities	10,310
Deferred income tax expense	(2,598)
Net unrealized gains, net of deferred income tax expense	$7,060

(e) Gross Unrealized Losses

The tables below summarize the gross unrealized losses of fixed maturity and equity securities by length of time the security has continuously been in an unrealized loss position as of September 30, 2014 and December 31, 2013:

	Less Than 12 Months			12 Months or More			Total
September 30, 2014	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses
Common stock	$747	$(87)	22	$—	$—	—	$747	$(87)
Preferred stock	46	(1)	2	4,678	(325)	1	4,724	(326)
U.S. Government	3,319	(12)	5	—	—	—	3,319	(12)
States and political subdivisions	14,865	(108)	32	9,734	(463)	9	24,599	(571)
Residential Mortgage-backed	144,489	(2,187)	17	3,099	(57)	4	147,588	(2,244)
Foreign government	5,907	(307)	1	—	—	—	5,907	(307)
Corporate bonds	122,775	(2,697)	51	27,189	(2,062)	13	149,964	(4,759)
Total	$292,148	$(5,399)	130	$44,700	$(2,907)	27	$336,848	$(8,306)
NGHC	$292,148	$(5,399)	130	$44,700	$(2,907)	27	$336,848	$(8,306)
Reciprocal Exchanges	—	—	—	—	—	—	—	—
Total	$292,148	$(5,399)	130	$44,700	$(2,907)	27	$336,848	$(8,306)

	Less Than 12 Months			12 Months or More			Total
December 31, 2013	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses	No. of Positions Held	Fair Market Value	Unrealized Losses
Preferred stock	$4,348	$(652)	1	$—	$—	—	$4,348	$(652)
States and political subdivisions	32,770	(2,622)	18	2,600	(580)	2	35,370	(3,202)
Residential Mortgage-backed	176,491	(7,527)	6	—	—	—	176,491	(7,527)
Commercial Mortgage-backed	8,128	(51)	2	—	—	—	8,128	(51)
Corporate bonds	128,362	(4,051)	39	41,673	(2,993)	9	170,035	(7,044)
Total	$350,099	$(14,903)	66	$44,273	$(3,573)	11	$394,372	$(18,476)

There were 157 and 77 securities at September 30, 2014 and December 31, 2013, respectively, that account for the gross unrealized loss, none of which are deemed by the Company to be an other-than-temporary impairment (“OTTI”). Significant factors influencing the Company’s determination that none of the securities are OTTI included the magnitude of unrealized losses in relation to cost, the nature of the investment and management’s intent not to sell these securities and it being more likely than not that the Company will not be required to sell these investments before anticipated recovery of fair value to the Company’s cost basis.

(f) Restricted Cash and Investments

The Company, in order to conduct business in certain states, is required to maintain letters of credit or assets on deposit to support state mandated regulatory requirements and certain third party agreements. The Company also utilizes trust accounts to collateralize business with its reinsurance counterparties. These assets held are primarily in the form of cash or certain high grade securities. The fair values of our restricted assets as of September 30, 2014 and December 31, 2013 are as follows:

	September 30, 2014	December 31, 2013
Restricted cash	$3,238	$1,155
Restricted investments - fixed maturities at fair value	57,530	42,092
Total restricted cash and investments	$60,768	$43,247

(g) Other

The Company enters into reverse repurchase and repurchase agreements, which are accounted for as either collateralized lending or borrowing transactions and are recorded at contract amounts which approximate fair value. For the collateralized borrowing transactions (i.e., repurchase agreements), the Company receives cash or securities that it invests or holds in short-term or fixed income securities. As of September 30, 2014, the Company had collateralized borrowing transaction principal outstanding of $95,362 at interest rates between 3.00% and 3.50%. As of December 31, 2013, the Company had collateralized borrowing transaction principal outstanding of $109,629 at interest rates between 0.37% and 0.44%. Interest expense associated with the repurchase borrowing agreements for the three and nine months ended September 30, 2014 was $66 and $198, respectively. Interest expense associated with the repurchase borrowing agreements for the three and nine months ended September 30, 2013 was $39 and $238, respectively. The Company has approximately $100,932 and $133,922 of collateral pledged in support for these agreements as of September 30, 2014 and December 31, 2013, respectively.